PROPERTY AND EQUIPMENT	6 Months Ended
Jun. 30, 2026
Property, Plant, and Equipment [Abstract]
PROPERTY AND EQUIPMENT

9.	PROPERTY AND EQUIPMENT

Property and equipment, net consisted of the following (in thousands):

	As of
	June 30, 2026	December 31, 2025
Computer hardware and software	$4,420	$4,137
Furniture, fixture, and equipment	55	42
Total property and equipment	4,475	4,179
Less: accumulated depreciation	(2,122)	(1,724)
Property and equipment, net	$2,353	$2,455

For the three and six months ended June 30, 2026, depreciation expense was $221 thousand and $463 thousand, respectively. For the three and six months ended June 30, 2025, depreciation expense was $176 thousand and $332 thousand, respectively.

THE REAL BROKERAGE INC.

NOTES TO THE INTERIM CONDENSED CONSOLIDATED FINANCIAL STATEMENTS

FOR THE PERIOD ENDED June 30, 2026 AND 2025

UNAUDITED